Bridges Capital Tactical ETF

Schedule of Investments

December 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 58.6%	Shares	Value
Alpha Architect 1-3 Month Box ETF(a)	64,183	$7,078,101
Invesco QQQ Trust Series 1	2,983	1,524,999
iShares Russell 2000 ETF	21,013	4,643,032
SPDR Dow Jones Industrial Average ETF Trust	3,626	1,542,863
SPDR S&P Regional Banking ETF	25,691	1,550,452
VanEck Semiconductor ETF(b)(c)	6,410	1,552,310
TOTAL EXCHANGE TRADED FUNDS (Cost $17,716,186)		17,891,757

COMMON STOCKS - 22.9%
Automobile Manufacturers - 1.9%
Tesla, Inc.(b)	1,401	565,780

Broadline Retail - 2.0%
Amazon.com, Inc.(b)	2,780	609,904

Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	646	591,910

Integrated Oil & Gas - 2.1%
Chevron Corp.	4,391	635,993

Interactive Media & Services - 4.1%
Alphabet, Inc. - Class C	3,236	616,264
Meta Platforms, Inc. - Class A	1,082	633,522
		1,249,786
Semiconductors - 4.9%
Broadcom, Inc.	3,751	869,632
NVIDIA Corp.	4,667	626,731
		1,496,363
Soft Drinks & Non-alcoholic Beverages - 2.0%
PepsiCo, Inc.	4,080	620,405

Systems Software - 2.0%
Microsoft Corp.	1,466	617,919

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	2,464	617,035

TOTAL COMMON STOCKS (Cost $6,674,516)		7,005,095

SHORT-TERM INVESTMENTS - 22.5%
Investments Purchased with Proceeds from Securities Lending - 3.9%
First American Government Obligations Fund - Class X, 4.41%(d)	1,196,559	1,196,559

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.41%(d)	106,525	106,525

U.S. Treasury Bills - 18.3%	Par
4.36%, 02/20/2025(e)	$5,618,000	5,584,336

TOTAL SHORT-TERM INVESTMENTS (Cost $6,887,420)		6,887,420

TOTAL INVESTMENTS - 104.0% (Cost $31,278,122)		$31,784,272
Liabilities in Excess of Other Assets – (4.0%)		(1,209,910)
TOTAL NET ASSETS - 100.0%		$30,574,362

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $1,160,236 which represented 3.8% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	The rate shown is the annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Bridges Capital Tactical ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$17,891,757	$-	$-	$17,891,757
Common Stocks	7,005,095	-	-	7,005,095
Investments Purchased with Proceeds from Securities Lending	1,196,559	-	-	1,196,559
Money Market Funds	106,525	-	-	106,525
U.S. Treasury Bills	-	5,584,336	-	5,584,336
Total Investments	$26,199,936	$5,584,336	$-	$31,784,272

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions With Affiliates

Bridges Capital Tactical ETF’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2024:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$4,867,671
Purchases	2,500,607
Proceeds from Sales	(488,135)
Net Realized Gains (Losses)	11,272
Change in Unrealized Appreciation (Depreciation)	186,687
Value, End of Period	7,078,101
Capital gains distribution	$14,999

Alpha Architect 1-3 Month Box ETF
Shares, Beginning of Period	45,723
Number of Shares Purchased	23,015
Number of Shares Sold	(4,555)
Shares, End of Period	64,183

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